BRIDGE BUILDER TRUST

Bridge Builder Core Bond Fund (the “Core Bond Fund”)

Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”)

Bridge Builder Municipal Bond Fund (the “Municipal Bond Fund”)

Bridge Builder Municipal High-Income Bond Fund (the “Municipal High-Income Bond Fund”)

Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)

Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”)

Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”)

Bridge Builder International Equity Fund (the “International Equity Fund”)

Supplement dated March 1, 2024

to the Statement of Additional Information (“SAI”)

dated October 27, 2023

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.

Effectively immediately, Christopher Bingaman will no longer serve as a portfolio manager of the portion of the assets of the Small/Mid Cap Value Fund managed by Diamond Hill Capital Management, Inc. (“Diamond Hill’s Allocated Portion of the Small/Mid Cap Value Fund”). Christopher Welch continues to serve as portfolio manager of Diamond Hill’s Allocated Portion of the Small/Mid Cap Value Fund.

Accordingly, all references and information related to Christopher Bingaman in the SAI are hereby deleted in their entirety.

B.

Kevin Schmitz no longer serves as a portfolio manager of the portion of the assets of the Small/Mid Cap Value Fund managed by Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS’s Allocated Portion of the Small/Mid Cap Value Fund”). Richard Offen continues to serve as portfolio manager of MFS’s Allocated Portion of the Small/Mid Cap Value Fund.

Accordingly, all references and information related to Kevin Schmitz in the SAI are hereby deleted in their entirety.

C.

Steven Lear no longer serves as a portfolio manager of the portion of the assets of the Core Bond Fund managed by J.P. Morgan Investment Management Inc. (“JPMIM’s Allocated Portion of the Core Bond Fund”). Richard Figuly, Justin Rucker, Andrew Melchiorre and Edward Fitzpatrick III continue to serve as portfolio managers of JPMIM’s Allocated Portion of the Core Bond Fund.

Accordingly, all references and information related to Steven Lear in the SAI are hereby deleted in their entirety.

D.

Effective April 1, 2024, Michael Collins will no longer serve as a portfolio manager of the portion of the assets of the Core Bond Fund managed by PGIM, Inc. (“PGIM’s Allocated Portion of the Core Bond Fund”). Richard Piccirillo and Gregory Peters will continue to serve as portfolio managers of PGIM’s Allocated Portion of the Core Bond Fund.

Accordingly, effective April 1, 2024, all references and information related to Michael Collins in the SAI are hereby deleted in their entirety.

E.

Effective immediately, Alex Summers is added as a portfolio manager of the portion of the assets of the International Equity Fund managed by Baillie Gifford Overseas Limited (“Baillie Gifford Overseas’ Allocated Portion of the International Equity Fund”). Joe Faraday, Iain Campbell, Sophie Earnshaw, Milena

Mileva and Stephen Paice continue to serve as portfolio managers of Baillie Gifford Overseas’ Allocated Portion of the International Equity Fund.

Accordingly, the SAI is hereby supplemented and revised as follows:

The sub-section entitled “Other Accounts Managed by Portfolio Managers” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – International Equity Fund – Baillie Gifford Overseas Limited (“Baillie Gifford Overseas”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information is shown as of June 30, 2023, unless otherwise noted. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Iain Campbell	5	$1.9 billion	4	$435 million	37	$9.7 billion
Joe Faraday	5	$1.9 billion	3	$301 million	35	$9.6 billion
Sophie Earnshaw	8	$2.2 billion	11	$2.4 billion	43	$16.4 billion
Milena Mileva	5	$1.9 billion	7	$1.7 billion	41	$11.4 billion
Stephen Paice	5	$1.9 billion	7	$1.8 billion	37	$9.8 billion
Alex Summers[1]	0	$0	0	$0	2	$532 million
Accounts Subject to Performance Fees
Iain Campbell	0	$0	0	$0	2	$377 million
Joe Faraday	0	$0	0	$0	2	$377 million
Sophie Earnshaw	0	$0	0	$0	3	$2.6 billion
Milena Mileva	0	$0	0	$0	2	$377 million
Stephen Paice	0	$0	0	$0	2	$377 million
Alex Summers[1]	0	$0	0	$0	1	$499 million

1As of December 31, 2023.

As of June 30, 2023, for Messrs. Campbell, Faraday and Paice, and Mses. Earnshaw and Mileva and as of December 31, 2023, for Mr. Summers, the above-listed portfolio managers did not beneficially own any shares of the Fund.

F.

Toma Kobayashi is added as a portfolio manager to the portion of the assets of the International Equity Fund managed by Marathon Asset Management Limited (“Marathon-London’s Allocated Portion of the International Equity Fund”). Effective April 5, 2024, Neil Ostrer will no longer serve as a portfolio manager of Marathon-London’s Allocated Portion of the International Equity Fund. Charles Carter, Nick Longhurst, William J. Arah and Simon Somerville will continue to serve as portfolio managers of Marathon-London’s Allocated Portion of the International Equity Fund.

Accordingly, effective immediately, the SAI is hereby supplemented and revised as follows:

The sub-section entitled “Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – International Equity Fund – Marathon Asset Management Limited (“Marathon-London”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information is shown as of June 30, 2023, unless otherwise noted. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Neil M. Ostrer[1]	2	$4.5 billion	10	$11.4 billion	27	$13.2 billion
William J. Arah	2	$4.5 billion	9	$11.6 billion	26	$14.9 billion
Charles Carter	2	$4.5 billion	12	$12.4 billion	35	$15.7 billion
Nick Longhurst	2	$4.5 billion	9	$11.0 billion	27	$13.2 billion
Simon Somerville	2	$4.5 billion	11	$12.8 billion	34	$17.4 billion
Toma Kobayashi[2]	2	$4.4 billion	8	$10.7 billion	24	$14.6 billion
Accounts Subject to Performance Fees
Neil M. Ostrer[1]	0	$0	10	$11.4 billion	3	$1.9 billion
William J. Arah	0	$0	9	$11.6 billion	3	$1.9 billion
Charles Carter	0	$0	12	$12.4 billion	6	$3.0 billion
Nick Longhurst	0	$0	9	$11.0 billion	3	$1.9 billion
Simon Somerville	0	$0	11	$12.8 billion	3	$3.0 billion
Toma Kobayashi[2]	0	$0	6	$9.5 billion	3	$1.7 billion

1 Effective April 5, 2024, Mr. Ostrer will no longer serve as a portfolio manager of the portion of the assets of the Fund managed by Marathon-London.

2As of December 31, 2023.

As of June 30, 2023, for Messrs. Ostrer, Arah, Carter, Longhurst and Somerville and as of December 31, 2023, for Mr. Kobayashi, the above-listed portfolio managers did not beneficially own any shares of the Fund.

The sub-section entitled “Compensation” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – International Equity Fund – Marathon Asset Management Limited (“Marathon-London”)” are hereby replaced with the following:

Marathon-London’s overall compensation model has been designed to provide alignment between individual and company performance, and ultimately client outcomes. Key elements of non-founding portfolio manager compensation include: a competitive base salary and benefits; portfolio incentive scheme (an objective bonus based on individual 5-year rolling performance); a discretionary bonus; and an

Executive Equity Plan (share award with an extended, multi-year deferral schedule). Any founding portfolio managers that remain working within the firm receive the largest part of their income through their majority of ownership of the firm. This ensures that compensation, whilst not directly linked, is aligned to the success of the sleeve and other clients.

G.	The address of Metropolitan West Asset Management, LLC (“MetWest”) is hereby replaced with 515 South Flower Street, Los Angeles, CA 90071.

H.	In the sub-section entitled “Legal Counsel” under the section entitled “Service Providers,” Morgan, Lewis & Bockius LLP’s information is hereby deleted and replaced with the following:

Morgan, Lewis & Bockius LLP, 2222 Market Street, Philadelphia, PA 19103-3007, serves as legal counsel to the Trust.

I.

The last paragraph in the sub-section entitled “Asset-Backed Securities (“ABS”) and Mortgage-Related and Mortgage-Backed Securities (“MBS”)” under the section entitled “Investment Strategies, Policies, Securities and Investments, and Risks” is hereby deleted.

J.

The following paragraph is hereby added as the new second paragraph in the sub-section entitled “When-Issued, Delayed–Delivery and Forward Commitment Transactions” under the section entitled “Investment Strategies, Policies, Securities and Investments, and Risks”:

Forward commitment transactions may include purchases of to-be-announced mortgage pools (“TBAs”). In the case of TBA mortgage purchase commitments, the unit price and the estimated principal amount are established when a Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. A Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

8